Payables from acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Payable from acquisition of subsidiaries
Changes in payable from acquisition of subsidiaries

2022
At the beginning of the year	149,765
Proceeds from acquisition of subsidiaries	680,015
Contractual Amendment - Change of Contractual Condition	(73,134)
Accrued Interest	40,069
Payment of principal	(236,461)
Payment of interests	(52,893)
As of December 31	507,361

Current	—
Non-current	507,361